UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Kaizen Hedged Premium Spreads Fund
Class I (KZSIX)

Altrius Enhanced Income Fund
Class I (KEUIX)

MarketGrader 100 Enhanced Index Fund
Class I (KHMIX)

SEMI-ANNUAL REPORT
June 30, 2016

Kaizen Hedged Premium Spreads Fund
Altrius Enhanced Income Fund
MarketGrader 100 Enhanced Index Fund
Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	23
Notes to Financial Statements	26
Expense Examples	38

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kaizen Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.kaizenfunds.com

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 0.7%
	CALL OPTIONS – 0.1%
	CBOE SPX Volatility Index
250	Exercise Price: $28.00, Expiration Date: July 21, 2016*	$5,625
1,250	Exercise Price: $32.50, Expiration Date: July 21, 2016*	15,625
5,000	Exercise Price: $40.00, Expiration Date: July 21, 2016*	25,000

	TOTAL CALL OPTIONS (Cost $158,400)	46,250

	PUT OPTIONS – 0.6%
	S&P 500 Index
3,000	Exercise Price: $1,750.00, Expiration Date: July 16, 2016*	75,000
2,500	Exercise Price: $1,900.00, Expiration Date: July 16, 2016*	212,500
2,500	Exercise Price: $1,775.00, Expiration Date: July 30, 2016*	281,250

	TOTAL PUT OPTIONS (Cost $2,281,300)	568,750

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $2,439,700)	615,000

Principal Amount
	SHORT-TERM INVESTMENTS – 96.3%
$1,824,060	UMB Money Market Fiduciary, 0.01%[1]	1,824,060
91,000,000	United States Treasury Bill, 0.37%, 8/11/2016[2]	90,962,690

	TOTAL SHORT-TERM INVESTMENTS (Cost $92,786,750)	92,786,750

	TOTAL INVESTMENTS – 97.0% (Cost $95,226,450)	93,401,750
	Other Assets in Excess of Liabilities – 3.0%	2,916,624

	TOTAL NET ASSETS – 100.0%	$96,318,374

Number of Contracts
	WRITTEN OPTIONS CONTRACTS – (0.8)%
	PUT OPTIONS – (0.8)%
	S&P 500 Index
(3,000)	Exercise Price: $1,800.00, Expiration Date: July 16, 2016*	(105,000)
(2,500)	Exercise Price: $1,925.00, Expiration Date: July 16, 2016*	(281,250)

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
(2,500)	Exercise Price: $1,800.00, Expiration Date: July 30, 2016*	$(343,750)

	TOTAL PUT OPTIONS (Proceeds $2,928,700)	(730,000)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $2,928,700)	$(730,000)

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]	Segregated as collateral for open written options contracts.

See accompanying Notes to Financial Statements.

Kaizen Hedged Premium Spreads Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	June 30, 2016	(Depreciation)

(25)	E-mini S&P 500	September 2016	$(2,622,260)	$(2,612,750)	$9,510

TOTAL FUTURES CONTRACTS			$(2,622,260)	$(2,612,750)	$9,510

See accompanying Notes to Financial Statements.

Kaizen Hedged Premium Spreads Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type	Percent of Total Net Assets
Short-Term Investments	96.3%
Purchased Options Contracts	0.7%
Total Investments	97.0%
Other Assets in Excess of Liabilities	3.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS – 85.1%
	COMMUNICATIONS – 9.5%
$160,000	AMC Networks, Inc. 4.750%, 12/15/2022[1,4]	$158,800
	Cablevision Systems Corp.
90,000	7.750%, 4/15/2018[4]	96,356
70,000	8.000%, 4/15/2020[4]	71,786
66,000	Cincinnati Bell, Inc. 8.375%, 10/15/2020[1,4]	68,832
160,000	DISH DBS Corp. 6.750%, 6/1/2021[4]	165,800
160,000	EarthLink Holdings Corp. 8.875%, 5/15/2019[1,4]	163,200
160,000	Frontier Communications Corp. 8.500%, 4/15/2020[4]	169,800
60,000	Netflix, Inc. 5.375%, 2/1/2021[4]	63,719
160,000	Sprint Capital Corp. 6.900%, 5/1/2019[4]	152,800
	T-Mobile USA, Inc.
30,000	6.625%, 11/15/2020[1,4]	30,937
130,000	6.250%, 4/1/2021[1,4]	135,606
160,000	Windstream Services LLC 7.750%, 10/15/2020[1,4]	156,800
		1,434,436
	CONSUMER DISCRETIONARY – 19.8%
160,000	ADT Corp. 6.250%, 10/15/2021[4]	170,000
30,000	American Airlines Group, Inc. 6.125%, 6/1/2018[4]	30,900
150,000	American Greetings Corp. 7.375%, 12/1/2021[1,4]	155,625
20,000	Boyd Gaming Corp. 9.000%, 7/1/2020[1,4]	21,013
40,000	Cooper Tire & Rubber Co. 8.000%, 12/15/2019[4]	45,500
160,000	Gap, Inc. 5.950%, 4/12/2021[1,4]	166,875
40,000	Goodyear Tire & Rubber Co. 8.750%, 8/15/2020[4]	47,300
160,000	Hertz Corp. 5.875%, 10/15/2020[1,4]	164,000
	International Game Technology
60,000	7.500%, 6/15/2019[4]	66,450
103,000	5.500%, 6/15/2020[4]	104,030

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$160,000	JC Penney Corp., Inc. 8.125%, 10/1/2019[4]	$165,550
160,000	KB Home 8.000%, 3/15/2020[4]	171,200
80,000	MGM Resorts International 6.750%, 10/1/2020[4]	87,400
170,000	Outerwall, Inc. 6.000%, 3/15/2019[1,4]	156,400
165,000	Penske Automotive Group, Inc. 5.750%, 10/1/2022[1]	165,000
160,000	Rent-A-Center, Inc. 6.625%, 11/15/2020[1,4]	152,400
141,000	RR Donnelley & Sons Co. 7.625%, 6/15/2020[4]	147,698
160,000	Ruby Tuesday, Inc. 7.625%, 5/15/2020[1,4]	154,800
160,000	Scientific Games Corp. 8.125%, 9/15/2018[1,4]	156,750
160,000	Sears Roebuck Acceptance Corp. 6.875%, 10/15/2017[4]	137,600
52,000	ServiceMaster Co. LLC 7.100%, 3/1/2018[4]	53,820
160,000	Toys R Us, Inc. 10.375%, 8/15/2017[1,4]	156,800
150,000	United Rentals North America, Inc. 7.625%, 4/15/2022[1,4]	160,125
150,000	Yum! Brands, Inc. 3.750%, 11/1/2021[1,4]	147,000
		2,984,236
	CONSUMER STAPLES – 6.4%
160,000	Alliance One International, Inc. 9.875%, 7/15/2021[1,4]	135,000
160,000	Avon Products, Inc. 6.500%, 3/1/2019[4]	148,000
120,000	Elizabeth Arden, Inc. 7.375%, 3/15/2021[1,4]	122,100
149,000	New Albertsons, Inc. 7.020%, 7/21/2017[4]	148,628
170,000	Post Holdings, Inc. 7.375%, 2/15/2022[1,4]	178,712
120,000	Revlon Consumer Products Corp. 5.750%, 2/15/2021[1,4]	115,800

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$105,000	Vector Group Ltd. 7.750%, 2/15/2021[1,4]	$109,331
		957,571
	ENERGY – 16.3%
160,000	Antero Resources Corp. 6.000%, 12/1/2020[1,4]	161,734
160,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.625%, 1/15/2022[1,4]	113,200
160,000	Carrizo Oil & Gas, Inc. 7.500%, 9/15/2020[1,4]	162,000
50,000	Concho Resources, Inc. 7.000%, 1/15/2021[1,4]	51,375
49,000	CONSOL Energy, Inc. 8.250%, 4/1/2020[1,4]	45,080
160,000	Era Group, Inc. 7.750%, 12/15/2022[1,4]	135,600
165,000	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.125%, 6/15/2019[1,4]	166,650
160,000	Harvest Operations Corp. 6.875%, 10/1/2017[2,4]	155,200
160,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021[1,4]	148,000
110,000	Noble Energy, Inc. 5.875%, 6/1/2022[1,4]	123,673
121,000	NuStar Logistics LP 6.750%, 2/1/2021[4]	122,210
160,000	Oasis Petroleum, Inc. 7.250%, 2/1/2019[1,4]	153,200
160,000	Petrobras Global Finance B.V. 7.875%, 3/15/2019[2,4]	165,200
160,000	PHI, Inc. 5.250%, 3/15/2019[1,4]	148,000
160,000	SESI LLC 6.375%, 5/1/2019[1,4]	154,000
160,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875%, 2/1/2021[1,4]	162,800
160,000	Transocean, Inc. 6.500%, 11/15/2020[2,4]	142,192
160,000	Whiting Petroleum Corp. 6.500%, 10/1/2018[1,4]	153,600
		2,463,714

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS – 8.6%
$150,000	Cash America International, Inc. 5.750%, 5/15/2018[4]	$152,250
160,000	Credit Acceptance Corp. 6.125%, 2/15/2021[1,4]	152,400
160,000	Enova International, Inc. 9.750%, 6/1/2021[1,4]	126,000
160,000	Genworth Holdings, Inc. 7.700%, 6/15/2020[4]	142,400
80,000	GFI Group, Inc. 8.375%, 7/19/2018[4]	86,400
160,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.000%, 8/1/2020[1,4]	158,000
160,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 7.875%, 10/1/2020[1,4]	150,000
160,000	Navient Corp. 8.000%, 3/25/2020[4]	163,501
160,000	Oppenheimer Holdings, Inc. 8.750%, 4/15/2018[1,4]	162,400
		1,293,351
	HEALTH CARE – 3.5%
	CHS/Community Health Systems, Inc.
60,000	8.000%, 11/15/2019[1,4]	58,725
100,000	7.125%, 7/15/2020[1,4]	92,709
160,000	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 5/15/2019[1,4]	153,700
160,000	Tenet Healthcare Corp. 6.750%, 2/1/2020[4]	157,200
80,000	Valeant Pharmaceuticals International 7.000%, 10/1/2020[1,4]	70,600
		532,934
	INDUSTRIALS – 6.1%
160,000	AECOM 5.750%, 10/15/2022[1,4]	163,200
40,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017[4]	43,000
160,000	Commercial Vehicle Group, Inc. 7.875%, 4/15/2019[1,4]	155,200
160,000	Navistar International Corp. 8.250%, 11/1/2021[1,4]	112,400
160,000	Titan International, Inc. 6.875%, 10/1/2020[1,4]	134,600
160,000	Xerium Technologies, Inc. 8.875%, 6/15/2018[1,4]	157,600

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$160,000	XPO CNW, Inc. 7.250%, 1/15/2018[4]	$160,800
		926,800
	MATERIALS – 9.8%
10,000	A. M. Castle & Co. 12.750%, 12/15/2016[1,4]	7,638
56,000	AEP Industries, Inc. 8.250%, 4/15/2019[1,4]	57,120
160,000	AK Steel Corp. 7.625%, 5/15/2020[1,4]	152,800
160,000	AngloGold Ashanti Holdings PLC 5.375%, 4/15/2020[2,4]	166,755
60,000	ArcelorMittal 10.850%, 6/1/2019[2,4]	70,650
160,000	Coeur Mining, Inc. 7.875%, 2/1/2021[1,4]	154,000
60,000	Commercial Metals Co. 7.350%, 8/15/2018[4]	63,450
160,000	Hecla Mining Co. 6.875%, 5/1/2021[1,4]	153,200
60,000	Novelis, Inc. 8.750%, 12/15/2020[1,2,4]	62,550
160,000	SunCoke Energy, Inc. 7.625%, 8/1/2019[1,4]	150,400
160,000	Tronox Finance LLC 6.375%, 8/15/2020[1,4]	118,800
160,000	United States Steel Corp. 7.375%, 4/1/2020[4]	150,552
160,000	Vale Overseas Ltd. 5.625%, 9/15/2019[2,4]	164,800
		1,472,715
	TECHNOLOGY – 4.0%
160,000	Advanced Micro Devices, Inc. 7.750%, 8/1/2020[1,4]	148,800
160,000	BMC Software, Inc. 7.250%, 6/1/2018[4]	152,000
160,000	Infor US, Inc. 6.500%, 5/15/2022[1]	151,101
160,000	Micron Technology, Inc. 5.875%, 2/15/2022[1,4]	150,400
		602,301

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES – 1.1%
$35,000	AmeriGas Partners LP / AmeriGas Finance Corp. 6.250%, 8/20/2019[1,4]	$35,656
120,000	NRG Energy, Inc. 7.875%, 5/15/2021[1,4]	124,200
		159,856
	TOTAL CORPORATE BONDS (Cost $12,687,149)	12,827,914

	SHORT-TERM INVESTMENTS – 19.9%
3,004,314	UMB Money Market Fiduciary, 0.01%[3]	3,004,314

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,004,314)	3,004,314

	TOTAL INVESTMENTS – 105.0% (Cost $15,691,463)	15,832,228
	Liabilities in Excess of Other Assets – (5.0)%	(759,399)

	TOTAL NET ASSETS – 100.0%	$15,072,829

Number of Contracts
	SECURITIES SOLD SHORT – (0.2)%
	WRITTEN OPTIONS CONTRACTS – (0.2)%
	PUT OPTIONS – (0.2)%
	Abbott Laboratories
(40)	Exercise Price: $36.00, Expiration Date: July 9, 2016	(240)
	American Airlines Group, Inc.
(30)	Exercise Price: $32.00, Expiration Date: July 16, 2016	(11,325)
	Anheuser-Busch InBev N.V.
(13)	Exercise Price: $115.00, Expiration Date: July 16, 2016	(97)
	Anthem, Inc.
(12)	Exercise Price: $120.00, Expiration Date: July 9, 2016	(228)
	Apple, Inc.
(16)	Exercise Price: $91.00, Expiration Date: July 9, 2016	(128)
	CBOE Holdings, Inc.
(24)	Exercise Price: $60.00, Expiration Date: July 16, 2016*	(240)
(23)	Exercise Price: $62.50, Expiration Date: July 16, 2016*	(345)
	CF Industries Holdings, Inc.
(65)	Exercise Price: $23.00, Expiration Date: July 30, 2016	(5,590)
	CME Group, Inc.
(9)	Exercise Price: $92.50, Expiration Date: July 9, 2016*	(112)
(8)	Exercise Price: $92.50, Expiration Date: July 23, 2016*	(400)
	Facebook, Inc.
(14)	Exercise Price: $106.00, Expiration Date: July 9, 2016	(84)

Altrius Enhanced Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Contracts		Value
	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	Gilead Sciences, Inc.
(10)	Exercise Price: $82.00, Expiration Date: July 2, 2016*	$(85)
(10)	Exercise Price: $78.00, Expiration Date: July 23, 2016*	(420)
	iShares 20+ Year Treasury Bond ETF
(11)	Exercise Price: $131.00, Expiration Date: July 9, 2016*	(33)
(11)	Exercise Price: $131.00, Expiration Date: July 16, 2016*	(55)
	iShares Silver Trust
(96)	Exercise Price: $15.50, Expiration Date: July 30, 2016*	(240)
(93)	Exercise Price: $16.00, Expiration Date: July 30, 2016*	(512)
	Metlife, Inc.
(38)	Exercise Price: $39.00, Expiration Date: July 9, 2016	(1,520)
	Microsoft Corporation
(31)	Exercise Price: $47.00, Expiration Date: July 16, 2016	(170)
	Mylan N.V.
(40)	Exercise Price: $38.00, Expiration Date: July 30, 2016	(1,500)
	Potash Corporation of Saskatchewan, Inc.
(53)	Exercise Price: $16.00, Expiration Date: July 9, 2016	(2,836)
	The Boston Beer Company, Inc.
(10)	Exercise Price: $150.00, Expiration Date: July 16, 2016	(200)
	The Kraft Heinz Company
(19)	Exercise Price: $77.50, Expiration Date: July 16, 2016	(142)
	The Mosaic Company
(33)	Exercise Price: $25.00, Expiration Date: July 9, 2016	(842)
	Twitter, Inc.
(98)	Exercise Price: $15.00, Expiration Date: July 16, 2016	(735)
	Vodafone Group PLC
(58)	Exercise Price: $25.50, Expiration Date: July 16, 2016	(725)

	TOTAL PUT OPTIONS (Proceeds $30,944)	(28,804)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $30,944)	(28,804)

	TOTAL SECURITIES SOLD SHORT (Proceeds $30,944)	$(28,804)

LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.
[4]	Security segregated as collateral for open written options contracts.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Corporate Bonds
Consumer Discretionary	19.8%
Energy	16.3%
Materials	9.8%
Communications	9.5%
Financials	8.6%
Consumer Staples	6.4%
Industrials	6.1%
Technology	4.0%
Health Care	3.5%
Utilities	1.1%
Total Corporate Bonds	85.1%
Short-Term Investments	19.9%
Total Investments	105.0%
Liabilities in Excess of Other Assets	(5.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.5%
	COMMUNICATIONS – 5.0%
337	Alphabet, Inc. - Class A*	$237,090
2,364	Facebook, Inc. - Class A*	270,158
6,374	Nexstar Broadcasting Group, Inc. - Class A	303,275
8,463	Sinclair Broadcast Group, Inc. - Class A	252,705
2,610	Walt Disney Co.	255,310
		1,318,538
	CONSUMER DISCRETIONARY – 23.0%
3,492	Alaska Air Group, Inc.	203,549
1,610	Allegiant Travel Co.	243,915
3,987	American Woodmark Corp.*	264,657
9,965	AMN Healthcare Services, Inc.*	398,301
2,736	Carter's, Inc.	291,302
12,800	Diamond Resorts International, Inc.*	383,488
17,091	Gentex Corp.	264,056
5,870	Gentherm, Inc.*	201,048
7,402	Grand Canyon Education, Inc.*	295,488
7,150	Hibbett Sports, Inc.*	248,748
2,053	Home Depot, Inc.	262,148
11,655	JetBlue Airways Corp.*	193,007
12,186	Nautilus, Inc.*	217,398
4,282	NIKE, Inc. - Class B	236,366
158	NVR, Inc.*	281,294
976	O'Reilly Automotive, Inc.*	264,594
4,024	Popeyes Louisiana Kitchen, Inc.*	219,871
6,595	Robert Half International, Inc.	251,665
4,516	Ross Stores, Inc.	256,012
6,501	Southwest Airlines Co.	254,904
5,358	Spirit Airlines, Inc.*	240,413
1,559	Ulta Salon Cosmetics & Fragrance, Inc.*	379,835
4,325	Williams-Sonoma, Inc.	225,462
		6,077,521
	CONSUMER STAPLES – 2.0%
5,082	Cal-Maine Foods, Inc.	225,234
6,615	Five Below, Inc.*	307,002
		532,236
	ENERGY – 4.8%
3,469	EQT Midstream Partners LP	278,561
3,942	First Solar, Inc.*	191,108
3,815	Magellan Midstream Partners LP	289,940
5,289	Spectra Energy Partners LP	249,535
5,710	Valero Energy Partners LP	268,427
		1,277,571

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS – 12.7%
1,912	Berkshire Hathaway, Inc. - Class B*	$276,839
4,025	CBOE Holdings, Inc.	268,146
9,672	CBRE Group, Inc. - Class A*	256,115
1,291	Diamond Hill Investment Group, Inc.	243,250
10,431	Federated National Holding Co.	198,606
12,558	Heritage Insurance Holdings, Inc.	150,319
10,307	HFF, Inc. - Class A	297,666
4,051	LendingTree, Inc.*	357,825
12,779	Marcus & Millichap, Inc.*	324,714
15,466	Oritani Financial Corp.	247,301
3,540	T. Rowe Price Group, Inc.	258,314
13,986	Universal Insurance Holdings, Inc.	259,860
21,142	WisdomTree Investments, Inc.	206,980
		3,345,935
	HEALTH CARE – 14.3%
1,653	Amgen, Inc.	251,504
6,430	Anika Therapeutics, Inc.*	344,970
938	Biogen, Inc.*	226,827
8,548	Enanta Pharmaceuticals, Inc.*	188,483
2,799	Gilead Sciences, Inc.	233,493
10,688	Globus Medical, Inc. - Class A*	254,695
14,042	Insys Therapeutics, Inc.*	181,704
2,749	Ligand Pharmaceuticals, Inc.*	327,873
7,688	Medivation, Inc.*	463,586
7,902	Natural Health Trends Corp.	222,757
11,081	NewLink Genetics Corp.*	124,772
11,278	Omega Protein Corp.*	225,447
19,705	Sucampo Pharmaceuticals, Inc. - Class A*	216,164
1,901	United Therapeutics Corp.*	201,354
2,104	UnitedHealth Group, Inc.	297,085
		3,760,714
	INDUSTRIALS – 11.8%
9,946	Astronics Corp.*	330,804
12,736	Douglas Dynamics, Inc.	327,697
3,228	Graco, Inc.	254,980
9,434	Greenbrier Cos., Inc.	274,812
9,801	Knight Transportation, Inc.	260,510
4,098	Landstar System, Inc.	281,369
6,018	Matson, Inc.	194,321
3,997	Old Dominion Freight Line, Inc.*	241,059
54,865	Teekay Tankers Ltd. - Class A1	163,498
3,323	Toro Co.	293,089
11,329	Trinity Industries, Inc.	210,379

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
21,158	Wabash National Corp.*	$268,707
		3,101,225
	MATERIALS – 1.0%
5,185	Dow Chemical Co.	257,746
		257,746
	TECHNOLOGY – 24.9%
5,821	Ambarella, Inc.*,1	295,765
2,546	Apple, Inc.	243,398
14,542	Applied Materials, Inc.	348,572
7,650	Cirrus Logic, Inc.*	296,743
9,412	Cisco Systems, Inc.	270,030
4,391	Cognizant Technology Solutions Corp. - Class A*	251,341
7,255	Ebix, Inc.	347,514
2,718	F5 Networks, Inc.*	309,417
13,604	Integrated Device Technology, Inc.*	273,849
8,457	Intel Corp.	277,390
5,559	InterDigital, Inc.	309,525
3,602	Lam Research Corp.	302,784
2,176	MarketAxess Holdings, Inc.	316,390
1,585	MicroStrategy, Inc. - Class A*	277,407
11,035	NeuStar, Inc. - Class A*	259,433
10,824	Qualys, Inc.*	322,663
3,927	Skyworks Solutions, Inc.	248,501
7,750	Super Micro Computer, Inc.*	192,587
3,157	Synaptics, Inc.*	169,689
5,451	Syntel, Inc.*	246,712
8,912	Tessera Technologies, Inc.	273,064
7,322	Ubiquiti Networks, Inc.*	283,069
18,295	VASCO Data Security International, Inc.*	299,855
26,103	ZAGG, Inc.*	137,041
		6,552,739
	TOTAL COMMON STOCKS (Cost $25,920,169)	26,224,225

Principal Amount

	SHORT-TERM INVESTMENTS – 0.3%
$80,242	UMB Money Market Fiduciary, 0.01%[2]	80,242

	TOTAL SHORT-TERM INVESTMENTS (Cost $80,242)	80,242

MarketGrader 100 Enhanced Index Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Value

TOTAL INVESTMENTS – 99.8% (Cost $26,000,411)	$26,304,467
Other Assets in Excess of Liabilities – 0.2%	58,495

TOTAL NET ASSETS – 100.0%	$26,362,962

LP – Limited Partnership

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Technology	24.9%
Consumer Discretionary	23.0%
Health Care	14.3%
Financials	12.7%
Industrials	11.8%
Communications	5.0%
Energy	4.8%
Consumer Staples	2.0%
Materials	1.0%
Total Common Stocks	99.5%
Short-Term Investments	0.3%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2016 (Unaudited)

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Assets:
Investments, at cost	$92,786,750	$15,691,463	$26,000,411
Purchased options contracts, at cost	2,439,700	-	-
Investments, at value	$92,786,750	$15,832,228	$26,304,467
Purchased options contracts, at value	615,000	-	-
Cash	-	-	870
Cash segregated at Broker	3,923,979	55,830	-
Unrealized appreciation on futures contracts	9,510	-	-
Receivables:
Fund shares sold	26,350	16,534	45,433
Dividends and interest	13	224,584	6,281
Due from Advisor	-	10,603	1,914
Prepaid expenses	82,360	25,972	26,927
Prepaid offering costs	3,947	13,301	12,672
Total assets	97,447,909	16,179,052	26,398,564

Liabilities:
Written options contracts, proceeds	$2,928,700	$30,944	$-
Written options contracts, at value	$730,000	$28,804	$-
Payables:
Investment securities purchased	-	1,018,613	1,852
Fund shares redeemed	206,164	7,035	3,103
Cash due to broker	-	-	176
Advisory fees	79,016	-	-
Shareholder servicing fees (Note 7)	35,488	888	1,403
Auditing fees	22,452	7,458	7,458
Fund accounting fees	21,062	12,869	6,371
Fund administration fees	14,008	2,970	3,281
Custody fees	8,154	5,079	1,474
Transfer agent fees and expenses	3,734	11,506	4,532
Chief Compliance Officer fees	2,767	2,970	459
Trustees' fees and expenses	-	1,335	485
Offering costs	-	68	-
Accrued other expenses	6,690	6,628	5,008
Total liabilities	1,129,535	1,106,223	35,602

Net Assets	$96,318,374	$15,072,829	$26,362,962

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$176,462,644	$14,903,710	$26,177,034
Accumulated net investment loss	(846,154)	(1,365)	(26,864)
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts and
futures contracts	(79,681,626)	27,579	(91,264)
Net unrealized appreciation (depreciation) on:
Investments	-	140,765	304,056
Purchased options contracts	(1,824,700)	-	-
Futures contracts	9,510	-	-
Written options contracts	2,198,700	2,140	-
Net Assets	$96,318,374	$15,072,829	$26,362,962

Class I Shares:
Shares of beneficial interest issued and outstanding	12,617,298	1,458,232	2,548,403
Net asset value per share	$7.63	$10.34	$10.34

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Investment Income:
Dividends	$-	$-	$65,720
Interest	168,303	138,276	35
Total investment income	168,303	138,276	65,755

Expenses:
Advisory fees	772,577	25,289	67,703
Fund administration fees	66,435	22,472	20,422
Registration fees	42,377	12,522	12,522
Fund accounting fees	39,688	39,256	22,525
Transfer agent fees and expenses	28,445	18,060	11,585
Legal fees	25,926	7,979	10,479
Offering costs	20,620	13,581	12,108
Shareholder reporting fees	14,023	3,713	3,157
Miscellaneous	13,792	4,316	4,778
Custody fees	12,002	8,367	38,913
Auditing fees	7,109	7,458	7,458
Shareholder servicing fees (Note 7)	6,857	2,243	5,555
Chief Compliance Officer fees	5,815	13,749	2,908
Trustees' fees and expenses	3,622	3,512	2,412
Interest expense	1,872	-	296
Insurance fees	1,621	1,023	1,023

Total expenses	1,062,781	183,540	223,844
Advisory fees waived	(48,324)	(25,289)	(67,703)
Other expenses absorbed	-	(123,851)	(63,522)
Net expenses	1,014,457	34,400	92,619
Net investment income (loss)	(846,154)	103,876	(26,864)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options Contracts and Futures Contracts:
Net realized gain (loss) on:
Investments	31,198	2,693	38,166
Purchased options contracts	(39,624,207)	-	-
Written options contracts	38,728,713	24,886	-
Futures contracts	(544,994)	-	(129,430)
Net realized gain (loss)	(1,409,290)	27,579	(91,264)
Net change in unrealized appreciation/depreciation on:
Investments	-	140,765	304,056
Purchased options contracts	(1,712,436)	-	-
Futures contracts	9,510	-	-
Written options contracts	2,215,963	2,140	-
Net change in unrealized appreciation/depreciation	513,037	142,905	304,056
Net realized and unrealized gain (loss) on investments, purchased options contracts, written options contracts and futures contracts	(896,253)	170,484	212,792

Net Increase (Decrease) in Net Assets from Operations	$(1,742,407)	$274,360	$185,928

See accompanying Notes to Financial Statements.

Kaizen Hedged Premium Spreads Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Period August 3, 2015* through December 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(846,154)	$(1,480,961)
Net realized loss on investments, futures contracts, purchased options contracts
and written options contracts	(1,409,290)	(78,272,336)
Net change in unrealized appreciation/depreciation on futures contracts,
purchased options contracts and written options contracts	513,037	(129,527)
Net decrease in net assets resulting from operations	(1,742,407)	(79,882,824)

Capital Transactions:
Net proceeds from shares sold:
Class I	10,042,152	342,164,920
Cost of shares redeemed[1]:
Class I	(76,142,454)	(98,121,013)
Net increase (decrease) in net assets from capital transactions	(66,100,302)	244,043,907

Total increase (decrease) in net assets	(67,842,709)	164,161,083

Net Assets:
Beginning of period	164,161,083	-
End of period	$96,318,374	$164,161,083

Accumulated net investment loss	$(846,154)	$-

Capital Share Transactions:
Shares sold:
Class I	1,363,208	34,806,594
Shares redeemed:
Class I	(10,368,251)	(13,184,253)
Net increase (decrease) from capital share transactions	(9,005,043)	21,622,341

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $5,226 and $59,754, respectively.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months ended June 30, 2016 (Unaudited)	For the Period Ended December 31, 2015*
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$103,876	$-
Net realized gain on investments and written options contracts	27,579	-
Net change in unrealized appreciation/depreciation on investments
and written options contracts	142,905	-
Net increase in net assets resulting from operations	274,360	-

Distributions to Shareholders:
From net investment income:
Class I	(105,241)	-
Total distributions to shareholders	(105,241)	-

Capital Transactions:
Net proceeds from shares sold:
Class I	16,092,452	1,000
Reinvestment of distributions:
Class I	105,241	-
Cost of shares redeemed:
Class I1	(1,294,983)	-
Net increase in net assets from capital transactions	14,902,710	1,000

Total increase in net assets	15,071,829	1,000

Net Assets:
Beginning of period	1,000	-
End of period	$15,072,829	$1,000

Accumulated net investment loss	$(1,365)	$-

Capital Share Transactions:
Shares sold:
Class I	1,581,451	100
Shares reinvested:
Class I	10,287	-
Shares redeemed:
Class I	(133,606)	-
Net increase in capital share transactions	1,458,132	100

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $16,376 and $0, respectively.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Period Ended December 31, 2015*
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(26,864)	$-
Net realized loss on investments and futures contracts	(91,264)	-
Net change in unrealized appreciation/depreciation on investments	304,056	-
Net increase in net assets resulting from operations	185,928	-

Capital Transactions:
Net proceeds from shares sold:
Class I	27,118,721	1,000
Cost of shares redeemed:
Class I1	(942,687)	-
Net increase in net assets from capital transactions	26,176,034	1,000

Total increase in net assets	26,361,962	1,000

Net Assets:
Beginning of period	1,000	-
End of period	$26,362,962	$1,000

Accumulated net investment loss	$(26,864)	$-

Capital Share Transactions:
Shares sold:
Class I	2,640,846	100
Shares redeemed:
Class I	(92,543)	-
Net increase in capital share transactions	2,548,303	100

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $5,083 and $0, respectively.

See accompanying Notes to Financial Statements.

Kaizen Hedged Premium Spreads Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Period August 3, 2015* through December 31, 2015
Net asset value, beginning of period	$7.59		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)		(0.06)
Net realized and unrealized gain (loss)	0.09		(2.35)
Total from investment operations	0.04		(2.41)

Redemption fee proceeds[1]	-	[2]	-	[2]

Net asset value, end of period	$7.63		$7.59

Total return[3]	0.39%	[4]	(24)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$96,318		$164,161

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.79%	[5]	1.85%	[5]
After fees waived and expenses absorbed	1.71%	[5]	1.85%	[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.50)%	[5]	(1.76)%	[5]
After fees waived and expenses absorbed	(1.42)%	[5]	(1.76)%	[5]

Portfolio turnover rate	-%	[4]	-%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Altrius Enhanced Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended June 30, 2016 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.23
Net realized and unrealized gain on investments and written options contracts	0.23
Total from investment operations	0.46

Less Distributions:
From net investment income	(0.16)
Total distributions	(0.16)

Redemption fee proceeds[1]	0.04

Net asset value, end of period	$10.34

Total return[2]	5.09%	[3]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$15,073

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	7.98%	[4]
After fees waived and expenses absorbed	1.50%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.97)%	[4]
After fees waived and expenses absorbed	4.51%	[4]

Portfolio turnover rate	1%	[3]

[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

MarketGrader 100 Enhanced Index Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Six Months Ended June 30, 2016 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.02)
Net realized and unrealized gain on investments	0.36
Total from investment operations	0.34

Redemption fee proceeds[1]	-	[2]

Net asset value, end of period	$10.34

Total return[3]	3.40%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$26,363

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	3.63%	[5]
After fees waived and expenses absorbed	1.50%	[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(2.57)%	[5]
After fees waived and expenses absorbed	(0.44)%	[5]

Portfolio turnover rate	25%	[4]

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

Note 1 – Organization
Kaizen Hedged Premium Spreads Fund, Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Kaizen Hedged Premium Spreads Fund is a non-diversified fund. The Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund are diversified funds.

The Kaizen Hedged Premium Spreads Fund’s primary investment objective is to seek risk-adjusted returns which are uncorrelated to the broader markets. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced operations on August 3, 2015.

The Altrius Enhanced Income Fund’s primary investment objective is to maximize long-term total return and generate income. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

The MarketGrader 100 Enhanced Index Fund’s primary investment objective is to seek investment results that track generally, before fees and expenses, to the performance of the Kaizen MarketGrader 100 Dynamic Risk Overlay Index (the “Underlying Index”). The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. The Fund’s Class I shares commenced investment operations on December 31, 2015.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Options are valued at the mean between the last available bid and asked prices used. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the six months ended June 30, 2016 in the Kaizen Hedged Premium Spreads Fund were as follows:

	Number of Contracts	Premium Amount
Outstanding at December 31, 2015	10,000	$407,737
Options written	372,350	108,501,013
Options terminated in closing purchasing transactions	(191,725)	(71,781,014)
Options expired	(182,625)	(34,199,036)
Options exercised	-	-
Outstanding at June 30, 2016	8,000	$2,928,700

Transactions in option contracts written for the six months ended June 30, 2016 in the Altrius Enhanced Income Fund were as follows:

	Number of Contracts	Premium Amount
Outstanding at December 31, 2015	-	$-
Options written	1,751	68,393
Options terminated in closing purchasing transactions	(820)	(33,659)
Options expired	(66)	(3,790)
Options exercised	-	-
Outstanding at June 30, 2016	865	$30,944

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Kaizen Hedged Premium Spreads Fund incurred offering costs of approximately $41,276, which are being amortized over a one-year period from August 3, 2015 (commencement of operations).

The Altrius Enhanced Income Fund incurred offering costs of approximately $26,882, which are being amortized over a one-year period from December 31, 2015 (commencement of operations).

The MarketGrader 100 Enhanced Index Fund incurred offering costs of approximately $24,780, which are being amortized over a one-year period from December 31, 2015 (commencement of operations).

(e) Distributions to Shareholders
The Funds will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of Net Investment Income
Kaizen Hedged Premium Spreads Fund	Annually
Altrius Enhanced Income Fund	Monthly
MarketGrader 100 Enhanced Index Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

(f) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open year ended December 31, 2015 and as of and during the six months ended June 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Use of Estimates
The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Kaizen Advisory, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fee and/or pay for operating expenses (excluding any taxes, leverage interest, acquired fund fees and expenses (as determined in accordance with Form N-1A), dividend and interest expense on short sales, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until April 30, 2017 for the Kaizen Hedged Premium Spreads Fund, and it may be terminated before that date only by the Trust’s Board of Trustees. This agreement is in effect until December 31, 2016 for the Altrius Enhanced Income Fund and MarketGrader 100 Enhanced Index Fund, and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class I Shares†
Kaizen Hedged Premium Spreads Fund	1.10%	1.50%
MarketGrader 100 Enhanced Index Fund	1.10%	1.50%
Altrius Enhanced Income Fund	1.10%	1.50%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Advisor has engaged Altrius Capital Management, Inc. (“Altrius”) and Two Fish Management, LLC (“Two Fish”) (each, a "Sub-Advisor" and together, the “Sub-Advisors”) to manage the assets of the Altrius Enhanced Income Fund and pays the Sub-Advisors from its advisory fees.

For the six months ended June 30, 2016, the Advisor waived advisory fees totaling $48,324 for the Kaizen Hedged Premium Spreads Fund. For the six months ended June 30, 2016, the Advisor waived advisory fees totaling $149,140 for the Altrius Enhanced Income Fund. For the six months ended June 30, 2016, the Advisor also waived advisory fees and absorbed other expenses totaling $131,225 for the MarketGrader 100 Enhanced Index Fund. Other than the Voluntary Limitations, the Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below.

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
2019	$48,324	$149,140	$131,225
Total	$48,324	$149,140	$131,225

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2016, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2016, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2016, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Kaizen Hedged Premium Spreads Fund	Altrius Enhanced Income Fund	MarketGrader 100 Enhanced Index Fund
Cost of investments	$95,226,450	$15,691,463	$26,000,411

Gross unrealized appreciation	$-	$253,351	$1,508,752
Gross unrealized depreciation	(1,824,700)	(112,586)	(1,204,696)

Net unrealized appreciation (depreciation) on investments	$(1,824,700)	$140,765	$304,056

As of December 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

Kaizen Hedged Premium Spreads Fund
Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Accumulated earnings	-

Accumulated capital and other losses	(78,401,863)
Unrealized appreciation on investments	-
Total accumulated deficit	$(78,401,863)

The tax character of distributions paid during the fiscal year ended December 31, 2015 was as follows:

Kaizen Hedged Premium Spreads Fund
Distribution paid from:	2015
Ordinary income	$-
Net long-term capital gains	-
Total taxable distributions	$-

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

At December 31, 2015, the Kaizen Hedged Premium Spreads Fund had accumulated capital loss carryforwards as follows:

	Short-Term	Long-Term
Losses Not Subject to Expiration	$31,585,289	$46,816,574

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended June 30, 2016 and the period ended December 31, 2015, the Kaizen Hedged Premium Spreads Fund received $5,226 and $59,754, respectively, in redemption fees. For the six months ended June 30, 2016 and the period ended December 31, 2015, the Altrius Enhanced Income Fund received $16,376 and $0, respectively, in redemption fees. For the six months ended June 30, 2016 and the period ended December 31, 2016, the MarketGrader 100 Enhanced Index Fund received $5,083 and $0, respectively, in redemption fees.

Note 6 – Investment Transactions
For the six months ended June 30, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Kaizen Hedged Premium Spreads Fund	$-	$-
Altrius Enhanced Income Fund	12,727,807	51,737
MarketGrader 100 Enhanced Index Fund	29,011,874	3,129,871

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Funds’ average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2016, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2016, in valuing the Funds’ assets carried at fair value:

Kaizen Hedged Premium Spreads Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Purchased Options Contracts	$615,000	$-	$-	$615,000
Short-Term Investments
Money Market	1,824,060	-	-	1,824,060
U.S. Treasury Bill	-	90,962,690	-	90,962,690
Total Assets	$2,439,060	$90,962,690	$-	$93,401,750

Liabilities
Written Options Contracts	$730,000	$-	$-	$730,000

Other Financial Instruments[1]
Futures Contracts	$9,510	$-	$-	$9,510

Altrius Enhanced Income Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Corporate Bonds	$-	$12,827,914	$-	$12,827,914
Short-Term Investments	3,004,314	-	-	3,004,314
Total Assets	$3,004,314	$12,827,914	$-	$15,832,228
Liabilities
Written Options Contracts	$8,654	$20,150	$-	$28,804

MarketGrader 100 Enhanced Index Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[2]	$26,224,225	$-	$-	$26,224,225
Short-Term Investments	80,242	-	-	80,242
Total Investments	$26,304,467	$-	$-	$26,304,467

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	Other financial instruments are derivative instruments such as futures. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Kaizen Hedged Premium Spreads Fund and Altrius Enhanced Income Fund invested in options contracts during the six months ended June 30, 2016.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2016 by risk category are as follows:

	Kaizen Hedged Premium Spreads Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$615,000	Written options contracts, at value	$730,000
Equity contracts	Unrealized appreciation on futures contracts	9,510
Total		$624,510		$730,000

	Altrius Enhanced Income Fund
	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Written options contracts, at value	$28,804
Total		$28,804

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

The effects of derivative instruments on the Statements of Operations for the six months ended June 30, 2016 are as follows:

Kaizen Hedged Premium Spreads Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts
Equity contracts	$(39,624,207)	$38,728,713	$(544,994)
Total	$(39,624,207)	$38,728,713	$(544,994)

Altrius Enhanced Income Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts
Equity contracts	$24,886
Total	$24,886

MarketGrader 100 Enhanced Index Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts
Equity contracts	$(129,430)
Total	$(129,430)

Kaizen Hedged Premium Spreads Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$9,510	$(1,712,436)	$2,215,963	$513,037
Total	$9,510	$(1,712,436)	$2,215,963	$513,037

Altrius Enhanced Income Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Written Options Contracts	Total
Equity contracts	$2,140	$2,140
Total	$2,140	$2,140

Kaizen Funds
NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2016 (Unaudited)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2016 are as follows:

Kaizen Hedged Premium Spreads Fund
Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	12,067
Equity contracts	Written options contracts	Number of contracts	(8,333)

Altrius Enhanced Income Fund
Derivatives not designated as hedging instruments
Equity contracts	Written options contracts	Number of contracts	(508)

Note 11 – Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Kaizen Funds
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Kaizen Hedged Premium Spreads Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		1/1/16	6/30/16	1/1/16 – 6/30/16
Class I	Actual Performance*	$1,000.00	$1,003.90	$8.50
		1/1/16	6/30/16	1/1/16 – 6/30/16
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,007.81	$8.51

*
Expenses are equal to the Fund’s annualized expense ratios of 1.71% for the Class I shares multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

Kaizen Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended June 30, 2016 (Unaudited)

Altrius Enhanced Income Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		1/1/16	6/30/16	1/1/16 – 6/30/16
Class I	Actual Performance*	$1,000.00	$1,050.90	$7.63
		1/1/16	6/30/16	1/1/16 – 6/30/16
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.42	$7.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% for the Class I shares multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

MarketGrader 100 Enhanced Index Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period
		1/1/16	6/30/16	1/1/16 – 6/30/16
Class I	Actual Performance*	$1,000.00	$1,034.00	$7.58
		1/1/16	6/30/16	1/1/16 – 6/30/16
Class I	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.41	$7.52

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% for the Class I shares multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six month period) for Class I shares. The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

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Kaizen Hedged Premium Spreads Fund
Altrius Enhanced Income Fund
MarketGrader 100 Enhanced Index Fund
Each a series of Investment Managers Series Trust II

Investment Advisor
Kaizen Advisory, LLC
1745 S. Naperville Road, Suite 106
Wheaton, Illinois 60189

Sub-Advisors
Altrius Capital Management, Inc.
1323 Commerce Drive
New Bern, North Carolina 28562

Two Fish Management, LLC
9333 N Meridian St., Suite 222
Indianapolis, Indiana 46260

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Kaizen Hedged Premium Spreads Fund – Class I	KZSIX	46141T 836
Altrius Enhanced Income Fund – Class I	KEUIX	46141T 737
MarketGrader 100 Enhanced Index Fund – Class I	KHMIX	46141T 760

Privacy Principles of the Kaizen Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Kaizen Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds (toll-free) at (844) 524-9366 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds (toll-free) at (844) 524-9366 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds (toll-free) at (844) 524-9366. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Kaizen Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (844) 524-9366

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Investment Managers Series Trust II

By (Signature and Title):	/s/ Terrance Gallagher
Terrance Gallagher, President

Date:	9/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Terrance Gallagher
Terrance Gallagher, President

Date:	9/8/16

By (Signature and Title):	/s/ Rita Dam
Rita Dam, Treasurer

Date:	9/8/16